Employee Benefits - Activity for Share Plans (Detail) - EUR (€)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share units (in thousands) [Member]
Activity for Share Plans [line items]
Balance as of	137,541	90,292	53,651
Weighted-average grant date fair value per unit [Member]
Activity for Share Plans [line items]
Balance as of	€ 15	€ 20	€ 28